Impairment of non-current assets - Impairment results - Other CGUs (Details) $ in Thousands	Dec. 31, 2020 USD ($) $ / T
Cerro Lindo
Impairment of non-current assets.
Excess over carrying amount | $	$ 346,167
Cerro Lindo | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(47.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,298
Cerro Lindo | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	65.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1190
Cajamarquilla
Impairment of non-current assets.
Excess over carrying amount | $	$ 101,689
Cajamarquilla | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(4.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,354
Cajamarquilla | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	11.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.0800
Trs Marias system
Impairment of non-current assets.
Excess over carrying amount | $	$ 1,137,525
Trs Marias system | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(38.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,518
Trs Marias system | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	284.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.3000
Juiz de Fora
Impairment of non-current assets.
Excess over carrying amount | $	$ 589,646
Juiz de Fora | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(55.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,102
Juiz de Fora | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	479.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.4530
Aripuana
Impairment of non-current assets.
Excess over carrying amount | $	$ 412,143
Aripuana | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(34.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,616
Aripuana | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	90.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1490
Mining Peru - goodwill
Impairment of non-current assets.
Excess over carrying amount | $	$ 35,229
Mining Peru - goodwill | Long term zinc price
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(5.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,330
Mining Peru - goodwill | Discount rate
Impairment of non-current assets.
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	5.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.0760